Cover		3 Months Ended
	May 07, 2025	Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2025
Document Period End Date	May 07, 2025
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date		--03-31
Document Fiscal Period Focus		FY